Touchstone Large Company Growth ETF Expense Example - Touchstone Large Company Growth ETF - Touchstone Large Company Growth ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	$ 1,000